AVAILABLE-FOR-SALE FINANCIAL ASSETS (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of unlisted securities		$ 99
Unrealized gain of unlisted financial assets			$ 19